Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

In February 2016, after hiring a new CEO, we paid our previous CEO $720,415 in lieu of issuing him 595,384 shares of common stock based on the 50 day average price of $1.21 per share. A total of 295,384 of these shares were due as a result of previously granted stock awards in 2014 and 2015, for which shares had not yet been issued. These shares were recorded as stock payable on the balance sheet at December 31, 2015. The remaining 300,000 shares were due in connection with the purchase of a patent from the previous CEO in 2010. These shares were recorded as accounts payable – related party on the balance sheet at December 31, 2015. The difference between the value the shares were initially recorded at in 2010 and the amount they were redeemed at in 2016 was recorded as additional paid in capital.

Also, in April 2016, we and the previous CEO entered into a separation agreement and an 18 month consulting agreement, both of which we recently disclosed in a Form 8-K that we filed with the U.S. Securities and Exchange Commission. The consulting agreement set forth the terms of the previous CEO’s continued relationship with our company. He remained our employee through March 31, 2016 and the consulting agreement began April 1, 2016. Under the terms of the consulting agreement, he will receive a monthly payment of $15,000, with the potential for up to $54,000 in additional bonus payments during the term of the agreement. This agreement also calls for total payments of $12,425 related to insurance benefits. The separation agreement and consulting agreement replace and supersede all previously disclosed payments related to his severance and board fees.

NOTE 8 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2010, the Company acquired the technical contributions and assignment of all exclusive rights to and for the SampleMD patent in process at the time from an officer and shareholder in exchange for 300,000 shares of common stock to be granted at the discretion of the seller and 200,000 stock options, which expired in April 2015, that were valued at $360,000. The shares were valued on the grant date at $570,000 and have been recorded as a payable to the related party.

During the year ended December 31, 2015, WPP made a strategic investment in the Company and is a shareholder that owns approximately 20% of the shares of the Company. During 2015, we had billings of $420,503 to agencies that are part of the WPP group and recognized revenue of $178,855 related to those billings. As of December 31, 2015, we have receivables included in trade receivables on the balance sheet of $381,125 from WPP agencies and amounts due to WPP agencies included in revenue share payable of $37,803 as of December 31, 2015.